Income From Continuing Operations Before Income Tax Expense by Category (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (291)	$ 3,906	$ (738)
International	1,508	1,048	1,166
Income from continuing operations before income taxes	$ 1,217	$ 4,954	$ 428